Annual Total Returns[BarChart] - Communication Services UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.31%)	81.66%	46.63%	(19.55%)	7.88%	42.55%	(1.70%)	22.32%	21.57%	33.81%